Joint operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Joint Operations [Abstract]
Joint operations

30. Joint operations

Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations located around the world. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control. Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory.

Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2019	2018

Total assets
McArthur River	Canada	69.81%	$1,046,556	$1,065,562
Key Lake	Canada	83.33%	524,324	537,233
Cigar Lake	Canada	50.03%	1,354,399	1,503,863

			$2,925,279	$3,106,658

Total liabilities
McArthur River		69.81%	$32,132	$32,829
Key Lake		83.33%	227,562	222,369
Cigar Lake		50.03%	47,396	38,478

			$307,090	$293,676